Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Effective income tax rate	8.80%	9.30%